Note 17 - Deferred Income Tax and Social Contribution - Deferred Tax Related to Tax Losses (Details) - BRL (R$) R$ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		R$ (49.9)	R$ (61.5)	R$ 276.3
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		501.0	R$ 1,139.9
Unused tax losses [member] | Not later than one year [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		209.0
Unused tax losses [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		98.3
Unused tax losses [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		16.1
Unused tax losses [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		10.6
Unused tax losses [member] | Later than five years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses	[1]	R$ 167.0

[1]	There is no expectation of realization that exceeds the term of 10 years.